Long-term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

16. Long-Term Debt

		December 31
	2013	2012

Senior secured term B facility, net of debt discount $1,948 (2012 - $2,440)	$493,052	$497,560
Senior secured revolving credit	983,481	1,074,712
IRBs	64,000	109,000
Other	7,725	7,005
	1,548,258	1,688,277
Less current portion of long-term debt	5,969	6,907
	$1,542,289	$1,681,370

Consolidated credit agreement

Effective October 24, 2012, the Company entered into a Credit Agreement (the “consolidated facility”) and concurrently repaid all outstanding indebtedness under its pre-existing Canadian and U.S. revolving credit facilities and its series B, senior secured debenture. The borrower under the consolidated facility is Progressive Waste Solutions Ltd. and the facility is guaranteed by all subsidiaries of the Company, excluding certain subsidiaries as permitted by the consolidated facility.

The consolidated facility is comprised of a $500,000 senior secured term B facility (“term B facility”) and a $1,850,000 senior secured revolving facility (“consolidated revolver”) having maturity dates of October 24, 2019 and October 24, 2017, respectively. The consolidated facility has a $750,000 accordion feature, which is available subject to certain conditions. Proceeds from the consolidated facility were used to refinance previously existing indebtedness and may be used for permitted acquisitions, as defined by the agreement, capital expenditures, working capital, letters of credit and for general corporate purposes. Amounts drawn under the consolidated revolver, plus accrued interest, are repayable in full at maturity. The term B facility is subject to principal amortization of one percent per annum and payable quarterly commencing in March 2013. All amounts outstanding under the term B facility, plus accrued interest, are repayable in full at maturity. The term B facility is also subject to mandatory prepayment if certain conditions exist, which include net cash proceeds from the sale of assets, the issuance of additional indebtedness that does not constitute permitted indebtedness and a percentage of excess cash flow, all of which are subject to various conditions.

The Company is required to provide its consolidated facility lenders with a first priority perfected security interest in all present and future assets of it and its subsidiaries, including all present and future intercompany indebtedness and a pledge of all of the equity interests in each of the Company's direct and indirect subsidiaries, subject to certain conditions. Excluded subsidiaries, real estate and certain other equipment are excluded from the first priority perfected security requirement unless requested by the lenders.

The consolidated facility permits a maximum consolidated total funded debt to four-quarter consolidated EBITDA ratio (“leverage ratio”) of four times, as defined therein. In the event the Company delivers to its lenders a corporate credit rating from Standard & Poor's or Moody's of at least BBB-/Baa3 (with a stable outlook or better), the Company may elect to have the security interests of the lenders terminated, provided the term B facility is repaid in full, at which time the maximum leverage ratio declines to three and one half times. The leverage ratio increases to four and one half times if the Company obtains unsecured indebtedness in an aggregate amount of not less than $250,000 and remains at this ratio for as long as the unsecured indebtedness remains outstanding. The consolidated facility also requires a minimum four quarter consolidated EBITDA to consolidated interest expense ratio (“interest coverage ratio”) of two and one half times, subject to certain conditions, and two and three quarter times if the Company elects to have the security interests of the lenders terminated.

Effective November 26, 2013, the Company entered into an Amendment to the Credit Agreement which resulted in lower applicable margins on both the term B facility and consolidated revolver drawings and extended the maturity of the consolidated revolver to October 24, 2018.

Borrowings on the consolidated revolver are available in either U.S. or Canadian dollars. Applicable margins are dependent on the Company's leverage ratio. If an event of default occurs, the applicable margin on all obligations owing under the consolidated facility will increase by 2.0% per annum. Pricing on the consolidated facility is as follows:

	Term B facility - Euro based loans	Term B facility - U.S. based loans	Consolidated revolver - Euro based loans	Consolidated revolver - Bankers' Acceptances ("BA")/BA equivalents	Consolidated revolver - U.S. based/ Canadian prime rate loans	Letters of credit	Commitment fee

Interest rate basis	LIBOR	U.S. base prime	LIBOR	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate
Applicable margin	2.75%	1.75%
Amended applicable margin	2.25%	1.25%
Floor	0.75%
Applicable margin - minimum			1.50%	1.50%	0.50%
Applicable margin - maximum			2.25%	2.25%	1.25%
Applicable margin - first 6 months			2.00%	2.00%	1.00%
Amended applicable margin - minimum			1.25%	1.25%	0.25%
Amended applicable margin - maximum			2.00%	2.00%	1.00%
Fee rate - minimum						1.50%	0.25%
Fee rate - maximum						2.25%	0.50%
Fee rate - first 6 months							0.375%
Frequency of payments	Monthly, in arrears	Quarterly, in arrears	In arrears, for applicable term	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears	Quarterly, in arrears

U.S. revolving credit facility

On July 7, 2011, the Company entered into a second amendment to its Amended and Restated Senior Secured Revolving Credit Facility (the “U.S. facility”) on behalf of IESI Corporation (“IESI”), an indirect wholly owned subsidiary of the Company. Entering into the second amendment increased the total commitment to $1,377,500, from $1,250,000. Available lending under the amended U.S. facility was $1,122,500, up $45,000 from $1,077,500, and the facility had a $255,000 accordion feature. Monies from the U.S. facility were available for permitted acquisitions, subject to certain restrictions, capital expenditures, refinancing existing indebtedness, working capital, letters of credit and for general corporate purposes. All amounts under the U.S. facility were revolving. Financial covenants under the U.S. facility permitted a maximum total funded debt to rolling four-quarter EBITDA ratio of 4.5 times and a maximum senior secured debt to rolling four-quarter EBITDA ratio of 3.5 times had the Company borrowed an amount no less than $150,000 and loaned these borrowings to IESI. Other covenants included a minimum rolling four-quarter EBITDA to interest expense ratio of 2.5 times and a capital expenditure maximum of 1.1 times actual deprecation and landfill depletion expense for any fiscal year. The U.S. facility required that IESI maintain interest rate hedges at fixed rates for at least 40% of the total funded debt, as defined therein. In addition, the U.S. facility precluded IESI from paying dividends if their funded debt to EBITDA ratio exceeded 3.9 times but increased to 4.4 times had IESI received monies from Company borrowings. The U.S. facility was also modified to allow IESI to be in compliance with the requirement to maintain interest rate hedges at fixed rates for at least 40% of total funded debt so long as its' in place interest rate hedges were not more than $10,000 under than the hedging requirement at the 40% test and the test was performed quarterly. The U.S. facility was to mature on July 2, 2014.

Pricing on the U.S. facility declined on advances drawn by 75 basis points. Pricing ranged from 175 to 250 basis points over LIBOR for borrowings on LIBOR and 75 to 150 basis points over bank prime for prime rate advances. Pricing on financial letters of credit were 175 to 250 basis points which represented a decline of 75 basis points from previous pricing points. Fronting fees of 12.5 basis points on financial letters of credit were payable at all pricing levels. Standby fees declined by 12.5 basis points and range from 25 to 50 basis points. All other significant terms remained unchanged.

In July 2012, the Company exercised a portion of the accordion feature available under the U.S. facility. Effective July 20, 2012, total availability under the U.S. facility increased to $1,253,600 from $1,122,500. The accordion feature declined by a like amount from $255,000 to $123,900. All other significant terms remained unchanged.

Security under the U.S. facility represented an interest over all assets of the U.S. operating companies and a pledge of the U.S. operating entities equity.

Effective October 24, 2012, all amounts outstanding under the U.S. facility were repaid.

Canadian revolving credit facility

Effective July 2, 2010, the Company entered into a Sixth Amended and Restated Credit Facility Agreement in Canada (the “Canadian facility”) on behalf of BFI Canada Inc. (“BFI”), an indirect wholly owned subsidiary of the Company. Monies from the Canadian facility were available for general corporate purposes, including permitted acquisitions, subject to certain restrictions. The Canadian facility made available C$525,000 and the total additional availability under the facility (the “accordion feature”) was C$125,000. All committed monies under the Canadian facility were revolving and the maturity date was July 2, 2014. Financial covenants included a maximum funded debt to EBITDA ratio, as defined and calculated in accordance with the terms of the Canadian facility, of 3.0 times. The funded debt to EBITDA ratio covenant expanded to a maximum of 3.25 times for a period of two quarters following the completion of an acquisition which exceeded C$75,000.

Security under the Canadian facility represented a first priority perfected security interest over all personal and real property of the Canadian operating companies and a pledge of the Canadian operating entities equity held by the Canadian parent.

Effective July 15, 2011, the Company entered into an Amending Agreement to its Canadian facility which resulted in a 62.5 basis point decline for advances made under the facility. Pricing ranged from 50 to 175 basis points over bank prime for borrowings on prime and 150 to 275 basis points over BAs for borrowings on BAs. Pricing on financial letters of credit decreased by similar amounts and pricing ranged from 150 to 275 basis points. Standby fees declined by at least 15 basis points, and pricing ranged from 37.5 to 68.8 basis points, while non-financial letters of credit decreased by at least 41.3 basis points and pricing ranged from 100 to 183.3 basis points. All other significant terms were unchanged.

In July 2012, the Company exercised a portion of the accordion feature available under the Canadian facility. Effective July 19, 2012, total availability under the Canadian facility increased to C$595,000 from C$525,000. The accordion feature declined by a like amount from C$125,000 to C$55,000. All other significant terms remained unchanged.

Effective October 24, 2012, all amounts outstanding under the Canadian facility were repaid.

Details of outstanding debt - credit facilities
	December 31
	2013	2012

Term B facility
Amount drawn	$495,000	$500,000
Interest rate applicable	3.00%	3.50%

Consolidated revolver
Amount drawn	$983,481	$1,074,712
Letters of credit	$196,909	$183,767
Available	$669,610	$591,521
Amount drawn - Euro based loan	$463,250	$543,000
Interest rate applicable - Euro based loan	1.99%	2.21%
Amount drawn - BAs	$512,410	$527,691
Interest rate applicable - BAs	3.03%	3.28%
Amount drawn - U.S. based loan	$5,000	$-
Interest rate applicable - U.S. based loan	4.00%	-
Amount drawn - Canadian prime rate loan	$2,821	$4,021
Interest rate applicable - Canadian prime rate loan	3.75%	4.00%
Commitment - rate applicable	0.375%	0.375%

IRBs

The Company entered into the following IRB facilities which are available to fund a portion of landfill construction activities and equipment, vehicle and container expenditures at its Seneca Meadows landfill and in its Pennsylvania and Texas operations: 2005 Seneca IRB Facility, Pennsylvania Economic Development Corporation IRB (“PA IRB Facility”), Mission Economic Development Corporation IRB (“TX IRB Facility”) and 2009 Seneca County Industrial Development Agency IRB (“2009 Seneca IRB Facility”).

IRB Facility	Date entered	Term, expressed in years	Maturity	Availability	Interest rate basis	Frequency of interest payments	Date interest payments commenced	Security

2005 Seneca IRB Facility(*)	Oct. 20, 2005	30	Oct. 1, 2035	$45,000	LIBOR less an applicable discount	Monthly, in arrears	Nov. 1, 2005	Guaranteed by IESI
PA IRB Facility	Nov. 16, 2006	22	Nov. 1, 2028	$35,000	LIBOR less an applicable discount	Monthly, in arrears	Dec. 1, 2006	Letter of credit equal to amount drawn
TX IRB Facility	Mar. 1, 2007	15	Apr. 1, 2022	$24,000	LIBOR less an applicable discount	Monthly, in arrears	May. 1, 2007	Letter of credit equal to amount drawn
2009 Seneca IRB Facility	Dec. 1, 2009	30	Dec. 31, 2039	$5,000	Securities Industry and Financial Markets Association Municipal Swap Index	Monthly, in arrears	Feb. 1, 2010	Letter of credit equal to amount drawn
IRB Facility Amendment						Amendment date	Amended interest rate basis	Term for amended interest rate basis, expressed in years

2005 Seneca IRB Facility(*)						Aug. 1, 2008	Fixed rate	5

Note:
(*) Effective October 1, 2013, the Company provided notice to cancel its outstanding $45,000 2005 Seneca IRB facility and repaid the balance in full. The Company drew on its consolidated revolver to repay the 2005 Seneca IRB Facility.

		December 31
	2013	2012

2005 Seneca IRB Facility
Amount drawn	$-	$45,000
Annual interest rate	-	6.625%

PA IRB Facility
Amount drawn	$35,000	$35,000
Current daily interest rate	0.07%	0.14%

TX IRB Facility
Amount drawn	$24,000	$24,000
Current daily interest rate	0.07%	0.13%

2009 Seneca IRB Facility
Amount drawn	$5,000	$5,000
Amount restricted	$498	$476
Current daily interest rate	0.08%	0.14%

Series B, senior secured debenture ("debenture")
Date issued	June 25, 2004
Amount issued (in Canadian dollars)	$58,000
Interest rate	7.015%
Maturity date	June 26, 2014
Frequency of interest payments	Quarterly, in arrears
Date interest payments commenced	September 26, 2004
Covenants	Same as Canadian facility

The debenture was redeemable in whole or in part from time to time at a price equal to the greater of par and the net present value of all scheduled payments of interest and principal using a discount rate equivalent to the sum of the Government of Canada Yield plus a margin. The debenture was secured by a charge over all the personal and real property of BFI, Ridge (Chatham) Holdings G.P. Inc., and Ridge (Chatham) Holdings L.P. and the shares of BFI and its subsidiaries. The debenture ranked equally with the Company's Canadian revolving credit facility.

On October 24, 2012, the Company redeemed the debenture in full in accordance with the redemption provisions.

Loss on extinguishment of debt – 2005 Seneca IRB facility, debenture and U.S. and Canadian facilit

		December 31
	2013	2012

Excess over principal of cash paid for redemption of debenture	$-	$5,198
Write-off of deferred financing costs	1,240	11,726
Loss on extinguishment of debt	$1,240	$16,924

Other

In connection with the WSI acquisition, the Company assumed a note that was originally payable to WCA of Florida LLC (“WCA”) and subsequently assigned to Credit Suisse. The note has an original issue date of June 29, 2007 and was originally issued for $10,500. The note is non-interest bearing and requires payments of $125 per month until its maturity in June 2014. The note was entered into as part of a transaction between WSI and WCA to acquire certain WCA assets in Florida and to sell certain WSI operations in Texas. The note is secured by the WCA assets acquired.

At December 31, 2013 and 2012, the Company has capital lease obligations of $7,118 (2012 - $4,889) with maturities and interest rates ranging from 2020 to 2025 and 5.00% to 24.80%, respectively. Future minimum lease payments required under capital lease obligations in each of the next five years ending December 31 and thereafter are as follows:

2014	$1,135
2015	1,176
2016	1,220
2017	1,266
2018	1,314
Thereafter	5,685
11,796
Less amount representing interest	4,678
Present value of minimum capital lease obligations	$7,118

Consolidated long-term debt

The Company is subject to various covenants and restrictions included in its long-term debt financing agreements. At December 31, 2013 and 2012 the Company is in compliance with all covenants and restrictions included in this agreement.

Interest on long-term debt amounted to $60,754 (2012 - $57,428) and includes the amortization of deferred financing and debt discount costs but excludes capitalized interest.

Principal repayments, excluding capital lease obligations, required in each of the next five years ending December 31, and thereafter are as follows:

2014	$5,275
2015	4,666
2016	4,666
2017	4,666
2018	988,148
Thereafter	533,719
$1,541,140